Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets
Schedule of intangible assets

Thousands of euros	Development	Goodwill	Intellectual property	Patents and licences	Software	Total
COST
Balance at December 31, 2014	5,071	—	38,504	1,695	1,122	46,393

Additions—separately acquired	—	—	13	574	—	587
Coretherapix acquisition	17,374	717	—	277	—	18,368

Balance at December 31, 2015	22,445	717	38,517	2,546	1,122	65,347

Additions—separately acquired	—	—	—	617	15	631
Disposals	—	—	—	(412)	—	(412)
Reclassification	(1,714)	—	1,714	—	—	—

Balance at December 31, 2016	20,731	717	40,231	2,750	1,137	65,566

Additions—separately acquired	—	—	—	11,166	—	11,166
Disposals	—	—	—	(131)	—	(131)
Effect of foreign exchange differences	—	—	—	—	—	—

Balance at December 31, 2017	20,731	717	40,231	13,785	1,137	76,601

ACCUMULATED AMORTISATION AND IMPAIRMENT
Balance at December 31, 2014	(1,097)	—	(9,412)	(591)	(1,120)	(12,221)

Amortisation expense	(240)	—	(2,565)	(206)	(2)	(3,012)
Impairment loss	(1,121)	—	—	—	—	(1,121)

Balance at December 31, 2015	(2,458)	—	(11,977)	(797)	(1,122)	(16,354)

Amortisation expense	—	—	(2,653)	(118)	(4)	(2,774)
Eliminated on disposals	—	—	—	146	—	146

Balance at December 31, 2016	(2,458)	—	(14,630)	(769)	(1,126)	(18,983)

Amortisation expense	—	—	(2,738)	(356)	—	(3,094)
Reclassification	(17,374)	(717)	—	(403)	—	(18,494)
Eliminated on disposals	—	—	—	130	—	130

Balance at December 31, 2017	(19,832)	(717)	(17,368)	(1,398)	(1,126)	(40,441)

Carrying amount at December 31, 2015	19,987	717	26,540	1,749	—	48,993
Carrying amount at December 31, 2016	18,273	717	25,601	1,981	11	46,583

Carrying amount at December 31, 2017	899	—	22,863	12,387	11	36,160